As filed with the Securities and Exchange Commission on May 28, 2008

File No.333-68164

811-08914

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 126	☒

(Check appropriate box or boxes.)

PHL Variable Accumulation Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, PO Box 5056, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

PO Box 5056

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)of Rule 485
☐	on pursuant to paragraph (b)of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred variable annuity contracts

Supplement to Prospectus for Phoenix Investor’s Edge® Variable Annuity

PHL Variable Accumulation Account

This supplement amends the prospectus dated May 1, 2008 and should be read with that prospectus. This supplement and the related prospectus together constitute a new prospectus dated July     , 2008.

The following changes are effective on July     , 2008

Subject to state approval, the following new optional guaranteed benefit riders are available for purchase with the contract:

•	Phoenix Flexible Withdrawal Protector: A Guaranteed Minimum Withdrawal Benefit which is also offered with an Extended Care Enhancement for an additional fee

•	Phoenix Retirement Protector: A Flexible Combination Benefit Rider providing a GMWB and GMAB which is also offered with a guaranteed minimum death benefit for an additional fee

Except where specified, all terms and conditions that apply to Phoenix Flexible Withdrawal Protector apply equally whether or not you have added the Extended Care Enhancement and all terms and conditions that apply to Phoenix Retirement Protector apply equally whether or not you have added the guaranteed minimum death benefit.

Once Phoenix Flexible Withdrawal Protector is approved in a state and we make it available, GMWB 2007 will no longer be available to applicants in that state. In addition to Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector which are described below, the contract offers a guaranteed minimum accumulation benefit (GMAB) and a guaranteed minimum income benefit (GMIB), each of which can be elected separately. You may elect only one of these riders for your contract and currently the riders are only available at the time you buy the contract. Each rider has its own fee, is intended to provide certain benefits, and may entail certain risks. This supplement along with the prospectus provides information about those factors for the riders available with the contract. You should carefully consider these factors in consultation with your registered representative to determine if electing an optional guaranteed benefit is suitable for your goals. You should know that once a guaranteed benefit is terminated, you cannot re-elect or reinstate it. Any amounts payable under an optional guaranteed benefit in excess of your Contract Value are based on the claims-paying ability of PHL Variable Insurance Company.

The following changes are made to the prospectus dated May 1, 2008

The following paragraph is added as the last paragraph in the section called “Overview” on page 8.

You may elect one of the following optional benefits with the contract:

•	a Guaranteed Minimum Accumulation Benefit (GMAB), also called Phoenix Principal Protector,

•	a Guaranteed Minimum Income Benefit (GMIB), also called Phoenix Income Protector,

•	a Guaranteed Minimum Withdrawal Benefit (GMWB), also called Phoenix Flexible Withdrawal Protector, available, for an additional fee, with an Extended Care Enhancement, or

•	a Flexible Combination Benefit Rider providing a GMWB and GMAB, also called Phoenix Retirement Protector, available, for an additional fee, with a guaranteed minimum death benefit.

We call these benefits “Optional Guaranteed Benefits”. These benefits are provided by rider and have their own fees. If you elect an Optional Guaranteed Benefit other than GMIB, you must allocate all premium and contract value to an asset allocation program we approve for use with these riders. For more information, see “Deductions and Charges”, “Additional Programs” and “Optional Benefits”.

The following information is added to the table of “Optional Benefit Fees” beginning on page 5.

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PHOENIX FLEXIBLE WITHDRAWAL PROTECTOR

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE1

Available July     , 2008 subject to state approval

Fees are expressed as a percentage of the greater of the Benefit Base2 and Contract Value

	Single Life Option	Spousal Life Option
Maximum fee without Extended Care Enhancement	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement	0.50%	0.50%
Current fees without Extended Care Enhancement by asset allocation program
• AllianceBernstein VPS Balanced Wealth Strategy Portfolio	0.90%	1.25%
• AllianceBernstein VPS Wealth Appreciation Strategy Portfolio	1.45%	1.80%
• Franklin Templeton Founding Investment Strategy	0.90%	1.25%
• Franklin Templeton Perspectives Allocation Model	1.00%	1.35%
• Phoenix Dynamic Asset Allocation Series: Aggressive Growth	1.45%	1.80%
• Phoenix Dynamic Asset Allocation Series: Growth	1.25%	1.60%
• Phoenix Dynamic Asset Allocation Series: Moderate Growth	1.00%	1.35%
• Phoenix Dynamic Asset Allocation Series: Moderate	0.65%	1.00%
• Phoenix-Ibbotson Strategic Asset Allocation – Aggressive Portfolio	1.25%	1.60%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderately Aggressive Portfolio	1.00%	1.35%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderate Portfolio	0.90%	1.25%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderately Conservative Portfolio	0.65%	1.00%
• Phoenix-Ibbotson Strategic Asset Allocation – Conservative Portfolio	0.65%	1.00%
Current additional fee to add Extended Care Enhancement	0.25%	0.25%

PHOENIX RETIREMENT PROTECTOR

FLEXIBLE COMBINATION BENEFIT RIDER FEE1

Available July     , 2008 subject to state approval

Fees are expressed as a percentage of the greatest of the GMWB Benefit Base2, GMAB Benefit Base2 and Contract Value

	Single Life Option	Spousal Life Option
Maximum fee without optional Guaranteed Minimum Death Benefit.	2.75%	2.75%
Maximum additional fee to add optional Guaranteed Minimum Death Benefit	0.50%	0.50%
Current fees without optional Guaranteed Minimum Death Benefit by asset allocation program
• AllianceBernstein VPS Balanced Wealth Strategy Portfolio	1.20%	1.55%
• AllianceBernstein VPS Wealth Appreciation Strategy Portfolio	1.85%	2.20%
• Franklin Templeton Founding Investment Strategy	1.20%	1.55%
• Franklin Templeton Perspectives Allocation Model	1.30%	1.65%
• Phoenix Dynamic Asset Allocation Series: Aggressive Growth	1.85%	2.20%
• Phoenix Dynamic Asset Allocation Series: Growth	1.65%	2.00%
• Phoenix Dynamic Asset Allocation Series: Moderate Growth	1.30%	1.65%
• Phoenix Dynamic Asset Allocation Series: Moderate	0.85%	1.20%
• Phoenix-Ibbotson Strategic Asset Allocation – Aggressive Portfolio	1.65%	2.00%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderately Aggressive Portfolio	1.30%	1.65%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderate Portfolio	1.20%	1.55%
• Phoenix-Ibbotson Strategic Asset Allocation – Moderately Conservative Portfolio	0.85%	1.20%
• Phoenix-Ibbotson Strategic Asset Allocation – Conservative Portfolio	0.85%	1.20%
Current additional fee to add optional Guaranteed Minimum Death Benefit	0.35%	0.35%

[1]

The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options as shown above. If you choose this rider, you must allocate all premium and contract value to an approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each rider anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option, the GIA and the MVA in which the contract has value. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the rider year elapsed from the surrender proceeds or the contract value, respectively.

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[2]

The Benefit Base for Phoenix Flexible Withdrawal Protector, and the GMAB Benefit Base and the GMWB Benefit Base under the Phoenix Retirement Protector rider are amounts used to calculate the value of the benefit(s) provided by the rider. These amounts are affected by various factors including withdrawals and premium payments. See the description of these riders in “Optional Benefits” for information about how each Benefit Base is calculated and used.

The section called “Expense Examples” is deleted and replaced with the following:

EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the Phoenix Retirement Protector Rider with the optional Guaranteed Minimum Death Benefit. Except in the case of Death Benefit Option 3, which was not offered after May 1, 2007, these examples reflect the maximum charges under the contract including the maximum fee of 3.25% for the Phoenix Retirement Protector Rider with the optional Guaranteed Minimum Death Benefit

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,512	$2,857	$3,820	$7,050

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$1,525	$2,892	$3,874	$7,125

Death Benefit Option 31

1 Year	3 Years	5 Years	10 Years
$1,385	$2,508	$3,269	$6,247

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$816	$2,368	$3,820	$7,050

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$830	$2,406	$3,874	$7,125

Death Benefit Option 31

1 Year	3 Years	5 Years	10 Years
$678	$1,998	$3,269	$6,247

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the fund and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

1	This death benefit was not offered following May 1, 2007. The highest contract expense in effect for contracts with Death Benefit Option 3 result from election of GMWB 2007. Accordingly, the numbers shown assume the contract has GMWB 2007 in effect.

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The last two bullets of the section called “Allocation of Premiums and Contract Value” on page 9 are deleted and replaced with the following:

We offer several asset allocation programs to all contract owners on an optional basis. In order to elect any Optional Guaranteed Benefit except Phoenix Income Protector, a Guaranteed Minimum Income Benefit, you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future, however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to “Asset Allocation and Strategic Programs” below.

The last paragraph of the section called “Deductions and Charges”, “Guaranteed Minimum Withdrawal Benefit Fee” on page 15 is deleted and the following sections are added at the end of that section.

Phoenix Flexible Withdrawal Protector

If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

Sample calculation of the rider fee

Assume that you have reached the end of first rider year, and that your rider fee percentage is 0.95%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% * ($100,000 + $10,000)] = $7,150.

The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the Benefit Base on the rider date ($100,000) plus the roll-up amount for the first rider year ($7,150) plus the subsequent premiums made during the first rider year ($10,000). The Benefit Base after roll-up is therefore $117,150 ($100,000 + $7,150 + $10,000).

Your rider fee is $1,113 (0.95% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $109,387 ($110,500-$1,113).

When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $109,387.

The maximum fee percentage for Phoenix Flexible Withdrawal Protector is 2.50% and the maximum additional fee percentage to add the optional Extended Care Enhancement is 0.50%. The current fee for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. An additional current fee amount is charged if you add the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.

You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year.

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Additionally, we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider.

Sample calculation of the rider fee after transfer to an asset allocation program with a higher rider fee percentage

Assume that at the beginning of your rider year, the rider fee for the asset allocation program you chose was 0.85% and that, during the rider year you chose to reallocate all your Contract Value to another approved asset allocation program for which the rider fee was 1.05%.

At the end of this rider year, your rider fee percentage will be 1.05%. This rider fee percentage is applied to the greater of the Benefit Base and the Contract Value. If the Benefit Base was $100,000 and the Contract Value was $98,000, then the rider fee would be $1,050 (1.05% times $100,000).

In any case, the fee will not exceed the maximum percentage. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option, GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts. If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee from the amount paid on surrender. If the rider terminates, we will deduct a proportional rider fee on the date of termination.

Phoenix Retirement Protector

If you have elected the Phoenix Retirement Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greatest of (a) Contract Value, (b) the GMAB Benefit Base, and (c) the GMWB Benefit Base on the date the fee is deducted. The rider fee amount is calculated and deducted after any applicable roll-up of the GMWB Benefit Base and before any automatic step-up of the GMWB Benefit Base and elective step-up of the GMAB Benefit Base. See the section called “Optional Benefits”, “Phoenix Retirement Protector” for a description of the Benefit Base amounts, the roll-up and step-up features.

The maximum fee percentage for Phoenix Retirement Protector is 2.75% and the maximum additional fee percentage to add the optional guaranteed minimum death benefit is 0.50%. The current fee for the Phoenix Retirement Protector varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. An additional current fee amount is charged if you add the optional guaranteed minimum death benefit. See the table of “Optional Benefit Fees” for details.

You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Also, we may increase the rider fee for your rider on the date of any automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base. In any case, the rider fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the automatic step-up feature and the elective step-up feature on the rider fee and your ability to decline the automatic step-up and/or not elect the elective step-up.

Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option, GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts. If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee from the amount paid on surrender. If the rider terminates, we will deduct a proportional rider fee on the date of termination.

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The section called “Additional Programs” along with the sub-sections called “Asset Allocation and Strategic Programs”, “Selecting a Program and Option” and “Program Required for GMAB and GMWB” beginning on page 18 are hereby deleted and replaced with the following:

Additional Programs

If you have any Optional Guaranteed Benefit other than Phoenix Income Protector (GMIB), attached to your contract, you must elect and continue to participate in an approved asset allocation program or the Optional Guaranteed Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional Guaranteed Benefit may vary depending on the program you choose. See the table of “Optional Benefit Fees”.

Provided that you do not have any Optional Guaranteed Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Guaranteed Benefits in the future.

Asset Allocation and Strategic Programs

Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Guaranteed Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Guaranteed Benefit is provided below.

We do not currently charge for participating in the programs or their options. We may, on a prospective basis, charge fees for individual programs. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Guaranteed Benefits

If you have not elected an Optional Guaranteed Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

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Selecting a Program and Option-Contracts with Optional Guaranteed Benefits

If you purchase a contract with an Optional Guaranteed Benefit, other than Phoenix Income Protector (GMIB), you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. Changing programs or options may change the fee for the Optional Guaranteed Benefit on your contract. See the table of “Optional Benefit Fees” for more information.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Guaranteed Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Guaranteed Benefit.

We currently offer the programs listed below. Except as noted, all programs are approved programs for use with the Optional Guaranteed Benefits.

•	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (not available with Phoenix Principal Protector)

•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio

•	Franklin Templeton Founding Investment Strategy

•	Franklin Templeton Perspectives Asset Allocation Model

•	Phoenix-Ibbotson Strategic Asset Allocation, and

•	Phoenix Dynamic Asset Allocation Series.

A brief description of each program follows.

•	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio

The AllianceBernstein VPS Wealth Appreciation Strategy portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the portfolio, the adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the adviser’s targeted blend for the equity portion of the portfolio is an equal weighting of growth and value stocks (50% each). The portfolio may also invest in real estate investment trusts, or REITs. This asset allocation option is rebalanced as necessary in response to markets.

•	AllianceBernstein VPS Balanced Wealth Strategy

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

•	Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

•	Franklin Income Securities Fund – 34%

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•	Mutual Shares Securities Fund – 33%

•	Templeton Growth Securities Fund – 33%

•	Franklin Templeton Perspectives Allocation Model

Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

•	Franklin Flex Cap Growth Securities Fund – 34%

•	Mutual Shares Securities Fund – 33%

•	Templeton Growth Securities Fund – 33%

•	Phoenix-Ibbotson Strategic Asset Allocation

PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

•	Conservative Portfolio

•	Moderately Conservative Portfolio

•	Moderate Portfolio

•	Moderately Aggressive Portfolio

•	Aggressive Portfolio

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

•	Phoenix Dynamic Asset Allocation Series

The Phoenix Dynamic Asset Allocation Series are “funds of funds” that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

•	Phoenix Dynamic Asset Allocation Series: Moderate

•	Phoenix Dynamic Asset Allocation Series: Moderate Growth

•	Phoenix Dynamic Asset Allocation Series: Growth

•	Phoenix Dynamic Asset Allocation Series: Aggressive Growth

For contracts issued beginning on July __, 2008, the Guaranteed Amount Factors 1 and 2 described in the “Guaranteed Amount” sub-section of the section called “Optional Benefits” on page 21 are equal to 1.00.

The following new sub-section is added to the section called “Guaranteed Minimum Withdrawal Benefit (GMWB)” within the section called “Optional Benefits” on page 24.

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Phoenix Flexible Withdrawal Protector: A Guaranteed Minimum Withdrawal Benefit

Summary of Benefit

Beginning July __, 2008, subject to state approval and our implementation of the rider in the various states, you may purchase the Phoenix Flexible Withdrawal Protector and may also select the optional Extended Care Enhancement with the rider for an additional charge. When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. Currently, these benefits are only available for purchase at the time you buy the contract and you may only purchase one Optional Guaranteed Benefit with the contract. As with the other guaranteed minimum withdrawal benefits (GMWBs) that have been offered with this contract, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of the surviving spouse if the spousal life option is elected.

We call the annual amount of this lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage based upon the youngest Covered Person’s attained age, multiplied by a value we call the Benefit Base. See the definition of “Covered Person” below. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We describe the calculation of these values, and how various contract transactions and events affect these values below.

Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals

Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date defined below, Phoenix Flexible Withdrawal Protector guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date.

If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, a reduced withdrawal amount may still be available once you reach the Benefit Eligibility Date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Additionally, withdrawals that exceed the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments

If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option and until the death of the surviving spouse under the spousal life option.

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Asset Allocation or Strategic Program Requirement

If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options and programs.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, you will receive notice and you must choose among the other approved programs available. You should make your choice in consultation with your registered representative. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector

Since the rider is purchased with the contract, the rider date is the same as the contract date and rider years are measured the same as contract years.

“Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below.

Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
60-79	5%	65-79	5%
80-84	6%	80-84	6%
85+	7%	85+	7%

“Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.

•	For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

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For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

“Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

•

For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

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For the spousal life option, Covered Persons must be two legal spouses under federal law. If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

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Benefit Base

The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Annual Benefit Amount is the amount we will pay to you each year.

Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. However, under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

Sample calculation of the Maximum Benefit Base

Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and features causing recalculation of the Benefit Base

•	Premium Payments Received After the Rider Date

If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. If withdrawals have been made from the contract, we will not increase the Benefit Base as a result of premium payments made after the rider date.

•	Roll-up Feature

The GMWB rider includes a roll-up feature. A roll-up feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period so long as no withdrawals have been taken from the contract. Currently, the roll-up period is the greater of the 10-year period since the rider date and 10 years from the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 80 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent premium payments” means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%.

•	Rider Anniversaries During the Roll-up Period

On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);

•	the Benefit Base then in effect; and

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•	the sum of (i) the Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, and (iii) subsequent premium payments received during the prior rider year.

Once a withdrawal has been taken from the contract, the roll-up feature will be discontinued, and no further roll-up calculations will occur.

•	The Rider Anniversary Following the End of the Roll-Up Period

If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The amount of the re-calculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person had not attained age 70 by the rider anniversary immediately following the end of the roll-up period then, we will re-calculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

•	the Benefit Base then in effect;

•	the sum of (i) the Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, if any, and (iii) subsequent premium payments received during the prior rider year.

2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

•	the Benefit Base then in effect;

•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date, and (ii) all subsequent premium payments received during the first rider year;

•	the sum of (i) the Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, if any, and (iii) subsequent premium payments received during the prior rider year.

3.	Assuming the youngest Covered Person attained age 70 after the rider anniversary following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

•	the Benefit Base then in effect;

•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

•	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period

On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following:

•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

•	the Benefit Base then in effect.

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•	Automatic Step-Up Feature

The Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, any roll-up recalculations will not be affected by your decision to suspend the step-up. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

•	Taking Withdrawals

Taking withdrawals may impact the Benefit Base depending on whether they exceed the Annual Benefit Amount.

•	If cumulative withdrawals in any rider year do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

•

If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permissive withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.

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You should know that, currently, withdrawals taken to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	= the current Annual Benefit Amount;

(b)	= the RMD for the 1st calendar year during the rider year; and

(c)	= the RMD for the 2nd calendar year during the same rider year.

Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,600, which exceeds your Annual Benefit Amount by $16,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.

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You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Extended Care Enhancement

The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. This feature is subject to state availability.

Conditions

We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and at least 12 months must have elapsed since the rider date.

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A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.

•

A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero

You may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero

If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the

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single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit

If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”

Termination of Phoenix Flexible Withdrawal Benefit

The rider will terminate without value on the date the first of any of the following events occur:

1.	any Covered Person is changed;

2.	annuity payments begin under an annuity payment option as described in the contract;

3.	the contract, to which the rider is attached, terminates;

4.	the owner elects to terminate the rider;

5.	any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

6.	the Contract Value and Benefit Base are both reduced to zero;

7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or

8.	you assign any rights or interest in the rider.

Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals

The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the Benefit Base		X	X
During the Roll-Up Period, cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an Automatic Step-Up2		X	X

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Factor	No Withdrawals	Permissive Withdrawals	Excessive Withdrawals
Premium Payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential Premium Taxes and/or federal income tax consequences		X	X

[1]	The potential Annual Benefit Amount is greatest if at the end of the Roll-Up Period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

[2]

In order to obtain an Automatic Step-Up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to Step-Up your Benefit Base.

The following new sub-section is added to the section called “Optional Benefits” beginning on page 24.

Phoenix Retirement Protector: A Flexible Combination Benefit

Summary of Benefit

Beginning July __, 2008, subject to state approval and our implementation of the rider in the various states, you may purchase the Phoenix Retirement Protector for an additional charge. Currently, this benefit is only available for purchase at the time you buy the contract and you may only purchase one Optional Guaranteed Benefit with the contract. Phoenix Retirement Protector combines two different guarantees into one rider: (i) a guaranteed minimum accumulation benefit (“GMAB”), and a (ii) a guaranteed minimum withdrawal benefit (“GMWB”). In addition, you may select an optional guaranteed minimum death benefit (“GMDB”) with the Phoenix Retirement Protector for an additional charge. When you elect the Phoenix Retirement Protector, the GMAB and GMWB components are automatically included. You must elect the GMDB component to be included as part of the rider at the time you purchase the contract. By purchasing this rider, you are able to obtain a GMAB and a GMWB through the same contract. This may be appropriate if, at the time you purchase your contract you want to be able to use the contract either for maximum accumulation or for maximum ability to provide payments; however, you should know that certain actions which have a positive impact on one component of the benefit may have a negative impact on another component of the benefit. As a result, you should carefully consider the impacts of various events and transactions on each benefit component. Additionally, some of the terms and feature of the GMAB and GMWB components of this benefit are different from the individually offered GMAB and GMWB riders. The fee is also different from the fees for those riders. You should carefully review the terms and conditions of each Optional Guaranteed Benefit with your registered representative to determine which, if any, is appropriate for your contract. The basic benefits and risks of each component of Phoenix Retirement Protector are described below and the sections that follow provide more detailed descriptions of how the benefits are calculated.

The GMAB component of Phoenix Retirement Protector guarantees a return of a specified percentage of premium after a waiting period regardless of the performance of the asset allocation program(s) in which your premiums and Contract Value have been invested. This feature may be important to you if you are interested in maximizing your Contract Value during the accumulation period. The GMAB does not in any way guarantee the performance of any of the investment choices under the contract. Due to the potential negative effects of withdrawals on this benefit, you should know that this benefit may have limited usefulness if the contract is subject to the IRS minimum distribution requirements. As a result, you should consult with your tax adviser before selecting a rider with a GMAB feature.

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The GMWB component guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. When you elect this benefit you choose whether to take withdrawals and payments under the single life option, or the spousal life option. Once you make this election, you cannot change it. This choice affects the amount of benefit you may be entitled to receive at various ages and, once your contract value goes to zero, the life for which benefit payments will be made.

Contract Value is greater than zero: Guaranteed Withdrawals

While the Contract Value is greater than zero, if you have met the GMWB’s terms and conditions, the GMWB component guarantees that you can make withdrawals from the contract up to the Non-Lifetime Annual Benefit Amount, or the Lifetime Annual Benefit Amount, as these terms are defined below. When you make withdrawals less than the greater of the Non-Lifetime Annual Benefit Amount and the Lifetime Annual Benefit Amount, you will not reduce the GMWB Benefit Base. When you make withdrawals within the Non-Lifetime Annual Benefit Amount, you will not reduce your Non-Lifetime Annual Benefit Amount. When you make withdrawals within the Lifetime Annual Benefit Amount, you will not reduce your Lifetime Annual Benefit Amount. At the time the contract value goes to zero, you will receive payments equal to the Non-Lifetime or Lifetime Annual Benefit Amount, whichever you choose. If you choose non-lifetime withdrawals, the Non-Lifetime Annual Benefit Amount is first available on the rider date, and if you choose lifetime withdrawals, Lifetime Annual Benefit Amount is first available on the Benefit Eligibility Date. Like Phoenix Flexible Withdrawal Protector, an alternative GMWB available under this contract, this benefit does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals may significantly reduce or eliminate the value of the guarantees provided by the GMWB component of Phoenix Retirement Protector. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract’s free withdrawal amount and are not subject to surrender charges under the contract. However, withdrawals that exceed both the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, as defined below and the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Generally, the amount used to determine withdrawals or payments, called the “GMWB Benefit Base”, is increased by premium payments and certain features of the GMWB and is reduced by withdrawals that exceed the greater of the annual benefit amounts. We have described how premium payments, features of the rider and withdrawals affect the benefit in the section “GMWB Component” below.

Contract Value is reduced to zero: Guaranteed Payments

If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate, and you must choose between lifetime or non-lifetime payments. If you choose lifetime payments, we will pay you the Lifetime Annual Benefit Amount each year until the first death of a Covered Person under the single life option and until the death of the surviving spouse under the spousal life options. If you choose non-lifetime payments, we will pay you the Non-Lifetime Annual Benefit Amount until the GMWB Benefit Base is reduced to zero.

As noted above, the Phoenix Retirement Protector offers a guaranteed minimum death benefit (GMDB) component which you can elect for an additional fee. The benefit provides a higher GMDB than is provided under the contract so long as the GMDB Benefit Base under the rider exceeds the GMDB under the contract. You may wish to consider this benefit if your goal is to provide a higher death benefit.

Asset Allocation or Strategic Program Requirement

If you purchase Phoenix Retirement Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options.

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Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however re-enrollment will not reinstate the Phoenix Retirement Protector rider. If a program is eliminated while the rider is in effect, you will receive notice and you must choose among the other approved programs available. You should make your choice in consultation with your registered representative. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions related to Phoenix Retirement Protector

Currently, we offer this benefit only at the time you buy a contract. As a result, the rider date is the same as the contract date and rider years are the same as contract years.

(i)	Guaranteed Minimum Accumulation Benefit (“GMAB”) Component

The GMAB component of the rider guarantees a return of a specified percentage of premiums after each GMAB Waiting Period. A GMAB Waiting Period represents the period of time that must elapse before you qualify for benefits under the GMAB component of the rider. Currently, the GMAB Waiting Period is 10 years, measured from the rider date. The amount of the benefit available after the waiting period depends on the relationship of the Contract Value to a value we call the “GMAB Benefit Base”, which is described below. After the initial GMAB Waiting Period, we will automatically compare the GMAB Benefit Base to the Contract Value after all fees have been deducted. If the GMAB Benefit Base is greater than the Contract Value after all fees have been deducted, we will add an additional amount to your Contract Value and therefore your new Contract Value will equal the GMAB Benefit Base. Whenever such addition occurs, a new GMAB Waiting Period begins. In addition, you may elect to increase, or “step-up” the GMAB Benefit Base as specified below. A new GMAB Waiting Period also begins when you step-up the GMAB Benefit Base. Each new GMAB Waiting Period supersedes any GMAB Waiting Period already in progress and delays the time when we will determine if an additional amount will be added to the Contract Value.

GMAB Benefit Base

As noted above, we compare the Contract Value to the GMAB Benefit Base to determine if an additional amount will be added to the Contract Value at the end of each GMAB Waiting Period. Assuming the rider was issued on the date the contract was issued, the GMAB Benefit Base is equal to the initial premium payment. Thereafter, the GMAB Benefit Base is re-calculated whenever certain triggering events occur. Generally speaking, the GMAB Benefit Base will be increased by a percentage of subsequent premium payments, and may be increased by the elective step up feature. Under no circumstances will the GMAB Benefit Base ever exceed a maximum amount as described below. The GMAB Benefit Base will be set equal to zero on the date the Contract Value is reduced to zero.

Events and features causing recalculation of the GMAB Benefit Base

•	Premium Payments Received After the Rider Date

The GMAB Benefit Base will be increased by 100% of any premium payment received after the rider date and within the first rider year in each GMAB Waiting Period. Premiums received following the first rider anniversary within each GMAB Waiting Period do not increase the GMAB Benefit Base.

Sample calculation showing the effect of subsequent premium payments on GMAB Benefit Base

Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

Assume that you make an additional premium payment of $10,000 on August 24, 2009. Since this premium payment was made in the first year during the GMAB Waiting Period, 100% of the premium payment is added to the GMAB Benefit Base. Thus the GMAB Benefit Base is increased to $110,000.

Assume that you make another premium payment of $10,000 on April 5, 2012. Also assume that you have not made an elective GMAB Step-Up since the rider date. Since this premium payment was made in the third year during the GMAB Waiting Period, the GMAB Benefit Base is not increased.

•	Elective GMAB Step-Up

You may elect to increase, or “step-up” the GMAB Benefit Base each rider year when the Contract Value is greater than the GMAB Benefit Base. To elect to step up the GMAB Benefit Base, you must notify us of this election at least 7 days before the end of the rider year. Then we will increase the GMAB Benefit Base to equal the Contract Value on

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the rider anniversary and a new GMAB Waiting Period will begin. If the GMWB automatic step-up has been suspended (see “Automatic Step-Up Feature” under Guaranteed Minimum Withdrawal Benefit below), you may not elect the GMAB step-up until you have reactivated the GMWB automatic step-up.

Sample calculation showing the effect of the elective GMAB Step-Up

Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

Assume that as you approach your June 12, 2015 rider anniversary, you wish to make an elective GMAB Step-Up because your Contract Value has increased since the rider date. Assume that you provide notice more than seven days prior to this anniversary of your request to step up and that you have not opted out of the GMWB step-ups.

Assume that on June 12, 2015 that Contract Value is $170,000. Since you have elected a GMAB step-up, your GMAB Benefit Base is increased to $170,000 and you begin a new GMAB Waiting Period.

Assume that you make an additional premium payment of $10,000 on August 24, 2015. Since this premium payment was made in the first rider year of the current GMAB Waiting Period, the GMAB Benefit Base is increased by the amount of the premium payment. Thus the GMAB Benefit Base is increased to $180,000

•	First Day Following the End of Each GMAB Waiting Period

On the first day following the end of each GMAB Waiting Period, if the GMAB Benefit Base is less than the Contract Value, the GMAB Benefit Base will be set equal to the Contact Value, after all fees have been deducted.

•	Withdrawals from the Contract

On the date of any withdrawal from the contract, the GMAB Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal.

Sample calculation showing the effect of withdrawals on the GMAB Benefit Base

Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

Assume you make a withdrawal of $14,000 on September 7, 2015 and that your Contract Value on that date was $140,000. In this case, the reduction in Contract Value is 10% ($14,000 divided by $140,000), and accordingly, your GMAB Benefit Base is reduced by 10% to $90,000 ($100,000 * 10% = $10,000 and $100,000 - $10,000 = $90,000).

Important Considerations Regarding These Events

If your intention is to obtain the benefit provided by the GMAB component at the earliest possible date, you need to complete the initial GMAB Waiting Period, currently ten years. This means that: (1) your initial premium plus subsequent premium payments made in the first rider year is the amount that you wish to guarantee; and (2) you should not make subsequent premium payments after the first rider year or elect to step up your GMAB Benefit Base in the first ten rider years. You should also understand that although making additional premium payments after the first rider year may reduce the benefit that could be paid at the end of the initial GMAB waiting period, they have the potential to increase the GMAB Benefit Base (elective GMAB Step-Up) and the GMWB Benefit Base. You should work with your registered representative to determine what decision best suits your financial needs.

(ii)	Guaranteed Minimum Withdrawal Benefit (“GMWB”) Component

The GMWB component of this rider provides for a lifetime or non-lifetime guaranteed minimum withdrawal benefit. On the rider date, you must choose between the single life option and the spousal life option and you cannot change your election. On the date the Contract Value is reduced to zero, you must choose between lifetime and non-lifetime payments.

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The following terms are important to an understanding of this component.

“Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The Non-Lifetime Annual Benefit Percentage is currently 7%. For the Lifetime Annual Benefit Percentage, the percentage varies by age as shown below.

Single Life Attained Age	Lifetime Annual Benefit Percentage	Spousal Life Attained Age	Lifetime Annual Benefit Percentage
< 60	0%	<65	0%
60-79	5%	65-79	5%
80-84	6%	80-84	6%
85+	7%	85+	7%

“Covered Person(s)” means the person(s) whose life is used to determine the duration of lifetime payments. A Covered Person must be a natural person

For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

For the spousal life option, Covered Persons must be two legal spouses under federal law. If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

“GMWB Benefit Eligibility Date” means the date your Lifetime Annual Benefit Amount becomes available to you.

•	For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

•

For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

The Non-Lifetime Annual Benefit Amount

The Non-Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Non-Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year without reducing your Non-Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and non-lifetime payments are elected, the Non-Lifetime Annual Benefit Amount represents the annual amount we will pay you until the GMWB Benefit Base is reduced to zero.

On the rider date, the Non-Lifetime Annual Benefit Amount is equal to a percentage of the GMWB Benefit Base. We call this percentage the “Non-Lifetime Annual Benefit Percentage”. The percentage for your rider is shown on the rider specification page and is currently 7%. We may change this percentage in the future and this change would affect riders issued beginning on the date we make the change. After the rider date, the Non-Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

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Events causing recalculation of the Non-Lifetime Annual Benefit Amount

•	GMWB Automatic Step-Ups or GMWB Roll-Ups

Each year when a GMWB automatic step-up or GMWB roll-up occurs, the Non-Lifetime Annual Benefit Amount will be equal to the greater of the current Non-Lifetime Annual Benefit Amount; and the Non-Lifetime Annual Benefit Percentage multiplied by the current GMWB Benefit Base.

•	Premium Payments Received After the Rider Date

If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Non-Lifetime Annual Benefit Amount on the date we apply premium payments. The amount of this increase is determined by multiplying the Non-Lifetime Annual Benefit Percentage by the amount of the premium payment.

•	Taking Withdrawals

•

Taking withdrawals from the contract may impact the Non-Lifetime Annual Benefit Amount depending on whether they exceed the Non-Lifetime Annual Benefit Amount. If cumulative withdrawals in any rider year do not exceed the Non-Lifetime Annual Benefit Amount in that year, the Non-Lifetime Annual Benefit Amount will not be reduced.

•

If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Non-Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Non-Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered non-lifetime excess withdrawals. Each non-lifetime excess withdrawal will reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the non-lifetime excess withdrawal.

•

You should know that, currently, withdrawals taken to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code do not reduce the Non-Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered non-lifetime excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	= the current Non-Lifetime Annual Benefit Amount;

(b)	= the RMD for the 1st calendar year during the rider year; and

(c)	= the RMD for the 2nd calendar year during the same rider year.

The Lifetime Annual Benefit Amount

Like the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year without reducing your Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and lifetime payments are elected, the Lifetime Annual Benefit Amount represents the annual lifetime amount we will pay.

We calculate the Lifetime Annual Benefit Amount on the later of the date of the first withdrawal and the GMWB Benefit Eligibility Date as follows:

•

Lifetime Annual Benefit Amount calculated on the GMWB Benefit Eligibility Date: the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage, as shown above, multiplied by the lesser of the GMWB Benefit Base and the Contract Value.

•

Lifetime Annual Benefit Amount calculated on the date of the first withdrawal, following the Benefit Eligibility Date: the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base.

The Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

Events causing recalculation of the Lifetime Annual Benefit Amount

•	GMWB Automatic Step-Up Occurs

Each year when a GMWB Automatic Step-Up occurs, the Lifetime Annual Benefit Amount will be equal to the greater of the current Lifetime Annual Benefit Amount; and the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base.

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•	Taking Withdrawals

Taking withdrawals from the contract may impact the Lifetime Annual Benefit Amount depending on whether they exceed the Lifetime Annual Benefit Amount.

•	If cumulative withdrawals in any rider year do not exceed the Lifetime Annual Benefit Amount in that year, the Lifetime Annual Benefit Amount will not be reduced.

•

If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered lifetime excess withdrawals. Each lifetime excess withdrawal will reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the lifetime excess withdrawal.

•

You should know that, currently, withdrawals taken to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code do not reduce the Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered lifetime excess withdrawals and reduce the Lifetime Annual Benefit Amount as described below.

For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	= the current Lifetime Annual Benefit Amount;

(b)	= the RMD for the 1st calendar year during the rider year; and

(c)	= the RMD for the 2nd calendar year during the same rider year.

GMWB Benefit Base

The GMWB Benefit Base is the amount established for the sole purpose of determining the Lifetime and Non-Lifetime Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Lifetime or Non-Lifetime Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Lifetime or Non-Lifetime Annual Benefit Amount is the amount we will pay to you each year.

On the rider date, the GMWB Benefit Base is equal to the initial premium. Thereafter, the GWMB Benefit Base is recalculated whenever certain triggering events occur. Generally speaking, assuming no withdrawals have been taken, the GMWB Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. However, under no circumstances will the GMWB Benefit Base ever exceed a maximum amount. This maximum amount is the sum of 500% of the initial premium plus 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. We will reduce the GMWB Benefit Base if cumulative withdrawals in a rider year are more than the greater of the Lifetime and Non-Lifetime Annual Benefit Amounts.

Events causing recalculation of the GMWB Benefit Base

•	Premium Payments Received After the Rider Date

If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the GMWB Benefit Base. The GMWB Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. If withdrawals have been made from the contract, we will not increase the GMWB Benefit Base as a result of premium payments made after the rider date.

•	Roll-up Feature

The GMWB roll-up feature allows for an increase, or “roll-up,” in the GMWB Benefit Base during a specified period of time, called the GMWB roll-up period, so long as no withdrawals have been taken from the contract. Currently, the roll-up period is the greater of the 10-year period since the rider date and 10 years from the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 80 or the younger Covered Person’s age on the rider date plus 10 years. The increase in GMWB Benefit Base resulting from the roll-up is based upon a comparison of the following three values on each rider anniversary: (i) Contract Value, (ii) GMWB Benefit Base, and

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(iii) the sum of the GMWB Benefit Base on the prior rider anniversary plus the roll-up amount for the prior rider year, plus subsequent premium payments received during the prior rider year. For calculation of the increase in GMWB Benefit Base provided by the roll-up feature, “subsequent premium payments” means premiums received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the GMWB Benefit Base on the prior rider anniversary, or for the roll-up in the first rider year, the GMWB Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%.

•	Each Rider Anniversary During the GMWB Roll-Up Period

On each rider anniversary, if no withdrawals have been made, the re-calculated GMWB Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, and provided the GMWB automatic step-up feature has not been suspended);

•	the GMWB Benefit Base then in effect; and

•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, and (iii) subsequent premium payments received during the prior rider year.

Once a withdrawal has been taken from the contract the GMWB roll-up feature will be discontinued, and no further roll-up calculations will occur.

•	The Rider Anniversary Following the End of the GMWB Roll-Up Period

If the GMWB roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the GMWB Benefit Base on the rider anniversary following the end of the GMWB roll-up period. The amount of the re-calculated GMWB Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70. Then, if on the rider anniversary immediately following the end of the roll-up, the youngest Covered Person has not attained the Benefit Base Multiplier Age, we will re-calculate the Benefit Base on the rider anniversary next following the date the youngest Covered Person attains the Benefit Base Multiplier Age. For each situation, the recalculated Benefit Base is determined as described below

1.	Assuming the youngest Covered Person has not yet attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then on that rider anniversary, the GMWB Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

•	the GMWB Benefit Base then in effect; and

•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, and (iii) subsequent premium payments received during the prior rider year.

2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then on that rider anniversary, the GMWB Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

•	the GMWB Benefit Base then in effect;

•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the GMWB Benefit Base on the rider date, plus (ii) all subsequent premium payments received during the first rider year;

•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, and (iii) subsequent premium payments received during the prior rider year.

3.	Assuming the youngest Covered Person attains age 70 after the rider anniversary following the end of the roll-up period, then on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following:

•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

•	the GMWB Benefit Base then in effect;

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•	the Benefit Base Multiplier, currently 200%, multiplied by sum of the GMWB Benefit Base on the rider date plus all subsequent premium payments received during the first rider year.

•	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the GMWB Roll-Up Period

On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the GMWB roll-up period, we will re-calculate the GMWB Benefit Base. The GMWB Benefit Base will be set equal to the greater of the following:

•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

•	the GMWB Benefit Base then in effect.

•	Automatic Step-Up Feature

The GMWB component of Phoenix Retirement Protector includes an automatic step-up feature. Like the GMWB roll-up feature, the automatic step-up feature allows for an increase in the GMWB Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the GMWB Benefit Base then in effect. If the Contract Value, after deduction of all fees, is greater than such GMWB Benefit Base, we will automatically increase, or “step-up” the GMWB Benefit Base to equal the Contract Value. You should know that the fee percentage for the rider may be increased if we step-up the GMWB Benefit Base. You can decline the increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur, and the automatic GMWB step-up feature will be suspended immediately and GMAB step-ups provided under the GMAB component of the rider cannot be elected. If you decline an automatic step-up in the GMWB Benefit Base, any roll-up recalculations will not be affected by your decision to suspend the GMWB step-up. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic GMWB step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

•	Taking Withdrawals

Taking withdrawals may reduce the GMWB Benefit Base. The amount of the reduction in the GMWB Benefit Base depends on whether and by how much the withdrawals taken in a rider year exceed the annual benefit amounts.

•

If cumulative withdrawals in any rider year are less than or equal to the greater of the Lifetime Annual Benefit Amount then in effect and the Non-Lifetime Annual Benefit Amount then in effect and the GMWB Benefit Base will be reduced by the dollar amount of each withdrawal.

•

If a withdrawal causes the cumulative withdrawals during a rider year to exceed the greater of the Non-Lifetime Annual Benefit Amount and the Lifetime Annual Benefit Amount, the amount withdrawn in excess of such amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the GMWB Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

•

You should know that, currently, withdrawals taken to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code are not considered to exceed the annual benefit amounts and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c) where:

(a)	= the greater of the current Non-Lifetime Annual Benefit Amount and the Lifetime Annual Benefit Amount;

(b)	= the RMD for the 1st calendar year during the rider year; and

(c)	= the RMD for the 2nd calendar year during the same rider year.

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Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the annual benefit amounts are considered to be within the contract’s free withdrawal amount. However, withdrawals that exceed both the Non-Lifetime Annual Benefit Amount and the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value is greater than zero

You may take withdrawals equal to the Lifetime Annual Benefit Amount or Non-Lifetime Annual Benefit Amount then in effect each year when the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments of a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value goes to zero

If, when the Contract Value goes to zero, the GMWB Benefit Base is greater than zero, you must choose between receiving non-lifetime or lifetime monthly payments.

We may, at our discretion, permit or require other payment frequencies subject only to our minimum amount per payment requirement.

•	Non-Lifetime Payments

If the GMWB Benefit Base is greater than zero you may choose to receive monthly non-lifetime payments. The non-lifetime payments will be equal to one twelfth of Non-Lifetime Annual Benefit Amount. Payments will begin one month after the Contract Value is reduced to zero and will end when the GMWB Benefit Base is reduced to zero. The GMWB Benefit Base is reduced by each non-lifetime payment.

•	Lifetime Payments

If the GMWB Benefit Base is greater than zero, you may choose to receive monthly lifetime payments. The lifetime benefit payments will be equal to one twelfth of Lifetime Annual Benefit Amount. Payments will begin one month following later of the date the Contract Value goes to zero and the Benefit Eligibility Date. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option.

Maximum Maturity Date Benefit

If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Lifetime Annual Benefit Amount or non-lifetime payments equal to the Non-Lifetime Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”

(iii)	Guaranteed Minimum Death Benefit (“GMDB”)

The GMDB component of the Phoenix Retirement Protector rider is optional. The GMDB component guarantees a minimum death benefit if the GMDB Benefit Base, which is the same as the GMWB Benefit Base prior to the GMDB Maximum Age, is greater than the death benefit payable under the contract when any Covered Person dies prior to the earliest of the following dates:

1.	the maturity date of the contract,

2.	the date the Contract Value is reduced to zero,

3.	the rider anniversary following the date the oldest Covered Person attains a particular age specified in rider. We call this the GMDB Maximum Age. Currently, this age is 80.

If the GMDB Benefit Base is greater than the death benefit payable under the contract, this optional GMDB guarantees an additional death benefit amount. This guaranteed amount is the difference between the contract’s death benefit and the GMDB Benefit Base. You should know that this optional component does not provide any value once the Contract Value goes to zero or the oldest Covered Person attains age the GMDB Maximum Age.

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Sample calculation showing the value of the GMDB component before and after the GMDB Maximum Age

Death Prior to Age 80

Assume you die prior to attaining age 80. Assume the death benefit available under your contract is equal $125,000 on the date of death. Further assume that the GMDB Benefit Base is equal to $130,000 on the date of death. The optional GMDB will pay you an additional death benefit amount equal to $5,000.

Death After Age 80

Assume you die after attaining age 80. Assume the death benefit available under your contract is equal $95,000 on the date of death. The GMDB Death Benefit Base is equal to your contract value or $80,000 on the date of death. The optional GMDB will not pay you an additional death benefit amount. You will receive the $95,000 death benefit available under your base contract.

Termination of Phoenix Retirement Protector Rider

The rider will terminate without value on the date the first of any of the following events occur:

•	any Covered Person is changed;

•	annuity payments begin under an annuity payment option as described in the base contract;

•	the contract, to which the rider is attached, terminates;

•	the owner elects to terminate the rider;

•	that any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

•	the Contract Value and GMWB Benefit Base are both reduced to zero;

•

if the Contract Value has been reduced to zero and lifetime payments have been elected, if any Covered Person under the Single Life Option, or the surviving Covered Person under the Spousal Life Option dies;

•	you assign any rights or interest in this rider.

Once the rider is terminated, it cannot be reinstated.

Special Risks Associated with Withdrawals

The following chart demonstrates special risks associated with taking withdrawals when the Phoenix Retirement Protector Rider is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the GMWB Benefit Base. When the Contract Value is reduced to zero, non-lifetime or lifetime payments (whichever selected) will begin and withdrawals are no longer allowed from the contract.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to GMWB Benefit Base and GMAB Benefit Base		X	X
Reduction to current Non-Lifetime Annual Benefit Amount			X
Reduction to current Lifetime Annual Benefit Amount			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X

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Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Cancels your ability to have subsequent premium payments automatically increase the GMWB Benefit Base		X	X
During the Roll-Up Period, cancels your ability to “roll-up” and increase your GMWB Benefit Base		X	X
Reduces the likelihood of an Automatic Step-Up2		X	X
Premium Payments increase the GMWB Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Lifetime Annual Benefit Percentage		X	X
Permanently sets the Lifetime and Non-Lifetime Annual Benefit Amounts if the Contract Value is reduced to zero and the GMWB Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X

[1]	The potential Annual Benefit Amount is greatest if at the end of the Roll-Up Period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

[2]

In order to obtain an Automatic Step-Up, your Contract Value must be greater than your GMWB Benefit Base on the Rider Anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

PLEASE KEEP THIS INFORMATION WITH YOUR PROSPECTUS

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PART A

PART B

This filing incorporates by reference the prospectus and Statement of Additional information contained in Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-68164) filed via EDGAR on May 1, 2008.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 20’07; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.*

(2)	The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder’s Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005; and Notes to Financial Statements.*

*To be filed by amendment.

(b)	Exhibits

(1)	Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant’s Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of the Contracts is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 10, filed via EDGAR on April 22, 2005.

(4)(a)	Form of Variable Annuity Contract (Phoenix Investor’s Edge-Form No. D609 and Form No. D51) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

(b)	Variable Annuity Contract Amendment and Alternate Contract Schedule Pages (Phoenix Investor’s Edge – Form No. 08 D609 GMIR and 08 D609 is incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 (File No. 333-68184), filed via EDGAR on February 22, 2008.

(c)	Guaranteed Minimum Income Benefit Rider, Form Number DR87-is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 11, filed via EDGAR on July 7, 2005.

(d)	Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 10, filed via EDGAR on April 22, 2005.

(e)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1, is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 12, filed via EDGAR on November 16, 2005.

(f)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB, is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 14, filed via EDGAR on December 20, 2006.

(g)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is filed herewith.

(h)	Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement, Form No. 08GMWBCE, is filed herewith.

(i)	Flexible Combination Benefit Rider, Form No. 08PRP, is filed herewith.

(5)	Form of Application (Phoenix Investor’s Edge-Form No. OL4158.1), is incorporated by reference to Registrant’s Form N-4 (File No. 333-68164), Post-Effective Amendment No. 12, filed via EDGAR on November 16, 2005.

(6)(a)	Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

(b)	Bylaws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002, are incorporated by reference to Form N-4 (File No. 333-68164), Post-Effective Amendment No. 6, filed via EDGAR on April 30, 2004.

(7)	Not Applicable.

(8)	Participation Agreements.

(1)	Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

(2)(a)	Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company (“PHLVIC”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(b)	Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post Effective-Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 26, 2006.

(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

(f)	Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(3)	Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(4)(a)	Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(c)	Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(4)(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 on form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(6)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(7)(a)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund II (“Current Fund”), Fidelity Distributors Corporation (the “Underwriter”) and PHL Variable Insurance Company (the “Company”) to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-143656) filed via EDGAR on November 7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1)amends the Participation Agreement to delete the affected portfolios; and (2)creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund’s rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)

(8)	Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(9)	Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-76778), filed via EDGAR on April 30, 2004.

(10)	Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(11)	Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(12)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(13)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(14)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(15)	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

(16)	Fund Participation Agreement dated September 7, 2007, among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(17)	Participation Agreement dated April 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 118 on Form N-6 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(18)	Participation Agreement dated February 1, 2008 among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc. and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

(b)	Other Material Contracts:

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post- Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund,DWS Funds, Federated Insurance Series,.Franklin Templeton Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(4)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(5)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

(9)	Written Opinion and Consent of Michele Drummey, Esq. to be filed by amendment.

(10)(a)	Consent of Registered Independent Public Accountant to be filed by amendment.

(b)	Powers of Attorney for Philip K. Polkinghorn, Director and President, James D. Wehr, Director, Peter A. Hoffman, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 25, 2008.

(11)	Not Applicable.

(12)	Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor.

Name	Position
Philip K. Polkinghorn*	Director and President
James D. Wehr**	Director, Executive Vice President and Chief Investment Officer
John H. Beers*	Vice President and Secretary
Peter A. Hofmann*	Senior Executive Vice President and Chief Financial Officer
David R. Pellerin*	Senior Vice President and Chief Accounting Officer
John R. Flores*	Vice President and Chief Compliance Officer
Daniel J. Moskey*	Vice President and Treasurer
Tracy L. Rich*	Executive Vice President and Assistant Secretary
Christopher M. Wilkos**	Director, Senior Vice President and Corporate Portfolio Manager

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Company (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisors LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Phoenix Foundation (0%) Connecticut

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Phoenix Life Solutions, Inc. (100%) Delaware

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

As of February 29, 2008 there were 1,836 qualified and 1,653 nonqualified contracts.

Item 28.	Indemnification.

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: “Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter.

1.	Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO.

Name	Position
George R. Aylward, Jr. **	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
David Hanley**	Vice President and Treasurer
Stephen D. Gresham**	Director, Senior Vice President
David C. Martin*	Vice President and Chief Compliance Officer
Philip K. Polkinghorn*	Director, Executive Vice President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
PEPCO	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

Item 31.	Management Services.

Under a contract with Phoenix Life Insurance Company, (“PLIC”) Ibbotson Associates, Inc. provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2005	$86,000
2006	$101,000
2007	$95,000

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940

PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account, causes this Post-Effective Amendment No. 20 to the Registration Statement (File No. 333-68164) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 27th day of May, 2008.

PHL VARIABLE ACCUMULATION ACCOUNT
(Registrant)

By:
Philip K. Polkinghorn*
Director and President PHL Variable Insurance Company
PHL Variable Insurance Company (Depositor)

By:
Philip K. Polkinghorn*
Director and President

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No.20 to Registration Statement No.333-68164 on May 27, 2008.

Signature	Title

Peter A. Hofmann*	Senior Executive Vice President and Chief Financial Officer

David R. Pellerin*	Senior Vice President and Chief Accounting Officer

Philip K. Polkinghorn*	Director, President

James D. Wehr*	Director, Executive Vice President and Chief Investment Officer

Christopher M. Wilkos*	Director, Senior Vice President and Corporate Portfolio Manager

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah

*	As Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Exhibit 24(b)(4)(g)	Guaranteed Minimum Withdrawal Benefit Rider (08GMWB)
Exhibit 24(b)(4)(h)	Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement (08GMWBCE)
Exhibit 24(b)(4)(i)	Flexible Combination Benefit Rider (08PRP)